Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Series D Preferred Stock Shares Issued	1,200	1,200
Series D Preferred Stock Shares Outstanding	1,200	1,200
Redemption amount	$ 12,000	$ 12,000
Preferred Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Shares Issued	4,540	4,540
Preferred Stock Shares Outstanding	4,540	4,540
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	250,000,000	250,000,000
Common Stock Shares Issued	151,664,942	136,714,942
Common Stock, Shares, Outstanding	151,664,942	136,714,942